Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Goodwill impairment provision	¥ 354,039	$ 49,865	¥ 0	¥ 0
Goodwill, gross | ¥	910,600		857,100	869,400
GoodwillI, accumulated impairment losses | ¥	354,000		0	0
Goodwill	556,567		857,145	869,421	$ 78,391
Skincare Brands
Goodwill [Line Items]
Goodwill impairment provision | ¥	354,039
Goodwill | ¥	¥ 530,705		¥ 831,283	¥ 848,825
Eve Lom | Skincare Brands
Goodwill [Line Items]
Goodwill impairment provision | $		$ 354,000
Goodwill, gross | $					747,000
GoodwillI, accumulated impairment losses | $					354,000
Goodwill | $					$ 393,000